Trade receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Schedule of Trade receivables
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Open accounts	166,804	153,871	52,290
Checks receivables	17,811	20,730	5,583
Credit cards	836	518	262
Less – estimated credit loss	(368)	(954)	(115)
Less – provision for return of goods	(3,321)	(2,834)	(1,041)
	181,762	171,331	56,979

Schedule of Trade Receivables Balance
	Open accounts - days past due
	NIS in thousands
As of:	Not past due	<30	31-60	61-90	90<	Total
December 31, 2025	160,397	6,340	62	5	-	166,804
December 31, 2024	150,532	3,122	117	62	38	153,871

Schedule of Changes in the allowance of doubtful debts
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Balance at beginning of the year	954	1,378	299
Changes in allowance for doubtful debts	(586)	(424)	(184)
Balance at end of the year	368	954	115